Other Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Other Assets [Abstract]
Schedule of other assets
	June 30, 2021	December 31, 2020

Operating lease right of use assets	$-	$49,856
Other	136,163	190,367
	$136,163	$240,223

	2020	2019
Software and development	$-	$128,005
Operating Lease ROU Assets	49,856	171,141
Other	190,367	83,920
	$240,223	$383,066